Capital Structure (Details) $ / shares in Units, $ in Thousands											6 Months Ended
	Mar. 03, 2026 shares	Feb. 04, 2026 USD ($)	Jan. 08, 2026 shares	Dec. 31, 2025 $ / shares shares	Aug. 27, 2025 USD ($) shares	Apr. 01, 2025	Jan. 24, 2025 USD ($) $ / shares shares	Jul. 15, 2024 USD ($) $ / shares shares	Jul. 11, 2024 Right $ / shares shares	Jun. 11, 2024 shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Dec. 18, 2025 USD ($)
Preferred Shares [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.001							$ 0.001
January 2025 Offering [Abstract]
Number of units issued (in shares)							45,802
Share price (in dollars per share) | $ / shares							$ 262
Gross proceeds | $							$ 12,000
Issuance costs | $							$ 1,293
Class A Warrants [Abstract]
Loss on warrants, net | $												$ (537)
Reverse Stock Split [Abstract]
Reverse stock split ratio			0.2			0.025
Common shares, shares issued (in shares)			3,460,000	691,977							3,870,396
Common shares, shares outstanding (in shares)			3,460,000	691,977							3,759,314
Standby Equity Purchase Agreement [Abstract]
Proceeds from issuance of common shares | $											$ 7,620	11,085
Net gain on issuance common stock | $											$ 1,010	(537)
ATM Agreement [Member]
ATM Agreement [Abstract]
Aggregate offering value of stock | $		$ 3,400
Common shares, shares issued (in shares)											1,129,253
Proceeds from issuance of common shares | $											$ 1,749
SEPA [Member]
Initial Public Offering [Abstract]
Number of shares issued (in shares)	72,386				9,049						1,976,780
Standby Equity Purchase Agreement [Abstract]
Commitment period					3 years
Percentage of volume weighted average price for one day pricing period					96.00%
Percentage of volume weighted average price for three day pricing period					97.00%
Structuring and diligence fee | $					$ 25
Commitment fee percentage					1.00%
Advance amount | $					$ 10,000
Number of trading days					3 years
Proceeds from issuance of common shares | $											$ 5,925
Net gain on issuance common stock | $											1,010
Maximum [Member] | SEPA [Member]
Standby Equity Purchase Agreement [Abstract]
Commitment amount | $					$ 20,000
Beneficially owning percentage					4.99%
Rights Agreement [Member]
Rights Agreement [Abstract]
Number of rights with each common share | Right									1
Beneficial ownership percentage									10.00%
Threshold beneficial ownership percentage by passive institutional investor									15.00%
Acquiring minimum ownership threshold percentage									50.00%
Warrants and rights maturity date									Jul. 11, 2034
Rights Agreement [Member] | Board of Directors [Member]
Rights Agreement [Abstract]
Common stock rights exchanging shares (in shares)									1
First Representative's Warrant [Abstract]
Warrant exercise price (in dollars per share) | $ / shares									$ 0.001
Rights Agreement [Member] | Acquisitions [Member]
Rights Agreement [Abstract]
Threshold beneficial ownership percentage by passive institutional investor									15.00%
Percentage of business acquired									10.00%
Class A Warrants [Member]
January 2025 Offering [Abstract]
Number of securities called by each unit (in shares)							1
Standby Equity Purchase Agreement [Abstract]
Net gain on issuance common stock | $											$ 0	$ (537)
Class A Warrants [Member] | Maximum [Member]
Class A Warrants [Abstract]
Number of underlying common shares (in shares)											458,015
Class A Warrants [Member] | Minimum [Member]
Class A Warrants [Abstract]
Number of underlying common shares (in shares)											45,802
Placement Agent's Warrant [Member]
First Representative's Warrant [Abstract]
Warrant exercise price (in dollars per share) | $ / shares							$ 288.2
Number of warrants exercised (in shares)											0
Placement Agent's Warrant [Member] | Maximum [Member]
Placement Agent's Warrant [Abstract]
Warrants issued (in shares)							2,290
Common Stock [Member]
Preferred Shares [Abstract]
Shares issued for payment of dividends (in shares)											0	0
Initial Public Offering [Abstract]
Number of shares issued (in shares)								6,250			3,178,419	429,796
Shares issued, price per share (in dollars per share) | $ / shares								$ 800
Gross proceeds from initial public offering | $								$ 5,000
January 2025 Offering [Abstract]
Number of securities called by each unit (in shares)							1
Common Stock [Member] | Share Repurchase Program [Member]
Share Repurchase Program [Abstract]
Repurchase of common shares (in shares)											111,082
Repurchase of common shares | $											$ 107
Common Stock [Member] | SEPA [Member]
Standby Equity Purchase Agreement [Abstract]
Commitment amount | $											$ 12,668
Common Stock [Member] | Maximum [Member] | Share Repurchase Program [Member]
Share Repurchase Program [Abstract]
Share repurchase program, authorized, amount | $													$ 1,000
Common Stock [Member] | First Representative's Warrant [Member]
First Representative's Warrant [Abstract]
Warrant exercise price (in dollars per share) | $ / shares								$ 880
Number of warrants exercised (in shares)											0
Common Stock [Member] | First Representative's Warrant [Member] | Maximum [Member]
Rights Agreement [Abstract]
Number of warrant (in shares)								400
Common Stock [Member] | Class A Warrants [Member]
Class A Warrants [Abstract]
Common stock issued upon exercise of warrants (in shares)											383,976
Common Stock [Member] | Class A Warrants [Member] | Maximum [Member]
Class A Warrants [Abstract]
Number of securities called by each warrant (in shares)											10
Common Stock [Member] | Maui Shipping Co. [Member]
Preferred Shares [Abstract]
Shares issued on acquisition (in shares)										1,000
Series A Preferred Shares [Member]
Preferred Shares [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares											$ 1,000
Consecutive trading days											5 days
Dividends declared and paid on preferred stock | $											$ 0
Non-payment dividend rate adjustment factor											1.33
PIK dividend rate adjustment factor											1.3
Accrued dividends | $											$ 6,390
Dividend rate											25.70%
Dividends paid | $											$ 0
Shares issued for payment of dividends (in shares)				1,705							2,436	2,249
Series A Preferred Shares [Member] | Maui Shipping Co. [Member]
Preferred Shares [Abstract]
Shares issued on acquisition (in shares)										15,000
Series A Preferred Shares [Member] | Common Stock [Member]
Preferred Shares [Abstract]
Conversion price (in dollars per share) | $ / shares											$ 1,200
Series B Preferred Shares [Member]
Preferred Shares [Abstract]
Voting power of each preferred share in number of common shares (in shares)										1,000
Preferred shares voting power										1,000
Series B Preferred Shares [Member] | Maui Shipping Co. [Member]
Preferred Shares [Abstract]
Shares issued on acquisition (in shares)										1,500,000
Series C Preferred Stock [Member] | Rights Agreement [Member]
Rights Agreement [Abstract]
Number of warrant (in shares)									0.001
First Representative's Warrant [Abstract]
Warrant exercise price (in dollars per share) | $ / shares									$ 5,000
Series C Preferred Stock [Member] | Rights Agreement [Member] | Acquisitions [Member]
Rights Agreement [Abstract]
Number of warrant (in shares)									0.001